SUBSEQUENT EVENTS (Details Narrative) (USD $)	0 Months Ended				1 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended
	Aug. 01, 2013	Jul. 03, 2013	Jun. 26, 2013	Jul. 11, 2011	Jun. 21, 2013	May 31, 2013	Jan. 18, 2013	Apr. 02, 2012	Dec. 31, 2012	Oct. 25, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013	Mar. 06, 2013	Oct. 11, 2012	Sep. 13, 2011	Sep. 12, 2011	Feb. 10, 2011	Jan. 12, 2011	Aug. 20, 2010
Subsequent Event Date	Aug. 01, 2013	Jul. 03, 2013
Face amount							$ 500,000	$ 1,000,000	$ 1,000,000	$ 588,000
Options exercised						68,054
Number of shares issued upon conversion of debt							913,384	1,000,000	4,293,370	176,000
Principal amount of converted notes			104,000
Common stock purchase warrants (shares)											1,800,505	2,473,245	15,688,668
Common stock purchase warrants, exercise price					0.20
Conversion of warrants											2,913,343	818,619
Warrants/RSU Issued, noncash		26,563		300,000	210,600
Exercise Price of warrants/options at issuance		$ 0.64		$ 0.22									$ 0.30	$ 0.67	$ 0.75	$ 0.18	$ 0.19	$ 0.20	$ 0.21	$ 0.27
Warrants exercised		50,000
Payment for license	3,000,000
Future closing payment	7,000,000
Stock to be issued if closing payment not made, value	14,000,000
Closing payment premium	1,000,000
Subsequent Event 04/05/2013
Subsequent Event Date											Apr. 05, 2013
Face amount											575,000
Gross proceeds from issuance of debt											575,000
Interest rate, stated											12.00%
Conversion price of debt instrument											$ 0.50
Number of shares issued upon conversion of debt											208,000
Principal amount of converted notes											104,000
Subsequent Event 05/30/2013
Subsequent Event Date											May 30, 2013
Options exercised											94,442
Strike price											$ 0.19
Shares issued											68,054
Subsequent Event 06/21/2013
Subsequent Event Date											Jun. 21, 2013
Conversion of warrants											94,770
Conversion of warrants, shares											145,800
Conversion of warrants, strike price											$ 0.20
Subsequent Event 06/26/2013
Subsequent Event Date											Jun. 26, 2013
Face amount											6,502,158
Gross proceeds from issuance of debt											5,300,000
Interest rate, stated											10.00%
Conversion price of debt instrument											$ 0.50
Principal exchanged for secured notes											$ 613,271
Common stock purchase warrants (shares)											13,004,316
Common stock purchase warrants, term											5 years
Common stock purchase warrants, exercise price											0.715